Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of components of accrued liabilities and other payables
	As of December 31,	As of December 31,
	2021	2020
Salary payable	$1,444,161	$794,022
Payable to consultants	1,531,560	1,527,340
License payable	-	7,951,898
Refundable deposit to customers	1,262,817	1,230,142
Payable to property, plant and equipment suppliers	3,684,884	9,375,507
Other accrued liabilities	1,039,294	1,042,705
Total accrued liabilities and other payables	$8,962,716	$21,921,614